INVESTMENTS IN SUBSIDIARIES - Summary of Income Statement Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Attributable to non-controlling interests
Revenue	$ 7,100	$ 6,593	$ 8,203
Subsidiaries with material non-controlling interests
Attributable to non-controlling interests
Revenue	6,780	5,428	6,178
Net income (loss)	1,856	203	758
Total compre-hensive income	2,214	305	821
Distributions	1,826	252	1,221
Attributable to owners of the partnership
Net income (loss)	754	(2,056)	1,470
Total compre-hensive income	1,360	(2,028)	1,552
Subsidiaries with material non-controlling interests | BPO
Attributable to non-controlling interests
Revenue	2,151	2,079	2,149
Net income (loss)	264	142	318
Total compre-hensive income	257	152	306
Distributions	79	69	77
Attributable to owners of the partnership
Net income (loss)	494	(37)	757
Total compre-hensive income	482	7	808
Subsidiaries with material non-controlling interests | BPY Subsidiary Holding Entities
Attributable to non-controlling interests
Revenue	444
Net income (loss)	(7)
Total compre-hensive income	(11)
Distributions	389
Attributable to owners of the partnership
Net income (loss)	(122)
Total compre-hensive income	(48)
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Attributable to non-controlling interests
Revenue	1,511	1,612	1,592
Net income (loss)	(22)	(211)	66
Total compre-hensive income	(22)	(214)	67
Distributions	10	16	122
Attributable to owners of the partnership
Net income (loss)	(126)	(1,974)	652
Total compre-hensive income	(101)	(1,999)	657
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Attributable to non-controlling interests
Revenue	160	129	148
Net income (loss)	204	63	144
Total compre-hensive income	191	99	173
Distributions	0	8	85
Attributable to owners of the partnership
Net income (loss)	69	21	49
Total compre-hensive income	51	33	59
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Attributable to non-controlling interests
Revenue	211	268	219
Net income (loss)	364	(187)	52
Total compre-hensive income	304	(187)	26
Distributions	0	0	131
Attributable to owners of the partnership
Net income (loss)	105	(177)	15
Total compre-hensive income	28	(177)	7
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Attributable to non-controlling interests
Revenue	266	252	239
Net income (loss)	572	281	62
Total compre-hensive income	572	281	62
Distributions	675	11	0
Attributable to owners of the partnership
Net income (loss)	183	90	20
Total compre-hensive income	183	90	20
Subsidiaries with material non-controlling interests | Center Parcs UK
Attributable to non-controlling interests
Revenue	546	189	658
Net income (loss)	(52)	128	47
Total compre-hensive income	26	174	139
Distributions	0	5	320
Attributable to owners of the partnership
Net income (loss)	(20)	37	17
Total compre-hensive income	108	50	51
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Attributable to non-controlling interests
Revenue	255	293	317
Net income (loss)	63	103	67
Total compre-hensive income	63	101	62
Distributions	100	32	48
Attributable to owners of the partnership
Net income (loss)	21	36	23
Total compre-hensive income	21	35	21
Subsidiaries with material non-controlling interests | BSREP II WS Hotel Holding LLC
Attributable to non-controlling interests
Revenue	209
Net income (loss)	20
Total compre-hensive income	361
Distributions	56
Attributable to owners of the partnership
Net income (loss)	7
Total compre-hensive income	465
Subsidiaries with material non-controlling interests | Brookfield Fairfield Multifamily Value Add Fund II
Attributable to non-controlling interests
Revenue	404
Net income (loss)	246
Total compre-hensive income	246
Distributions	346
Attributable to owners of the partnership
Net income (loss)	107
Total compre-hensive income	107
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Attributable to non-controlling interests
Revenue	199	146	298
Net income (loss)	(48)	75	(121)
Total compre-hensive income	(48)	75	(121)
Distributions	0	100	2
Attributable to owners of the partnership
Net income (loss)	(50)	26	(116)
Total compre-hensive income	(50)	26	(116)
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Attributable to non-controlling interests
Revenue	95	284	256
Net income (loss)	255	(137)	75
Total compre-hensive income	255	(112)	74
Distributions	142	0	33
Attributable to owners of the partnership
Net income (loss)	87	(52)	26
Total compre-hensive income	87	(62)	26
Subsidiaries with material non-controlling interests | Hospitality Investors Trust
Attributable to non-controlling interests
Revenue	230
Net income (loss)	(17)
Total compre-hensive income	12
Distributions	10
Attributable to owners of the partnership
Net income (loss)	(6)
Total compre-hensive income	32
Subsidiaries with material non-controlling interests | Brookfield India Real Estate Trust
Attributable to non-controlling interests
Revenue	99
Net income (loss)	14
Total compre-hensive income	8
Distributions	19
Attributable to owners of the partnership
Net income (loss)	5
Total compre-hensive income	$ (5)
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Attributable to non-controlling interests
Revenue		176	187
Net income (loss)		(54)	144
Total compre-hensive income		(64)	129
Distributions		11	181
Attributable to owners of the partnership
Net income (loss)		(26)	70
Total compre-hensive income		$ (31)	62
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Attributable to non-controlling interests
Revenue			115
Net income (loss)			(96)
Total compre-hensive income			(96)
Distributions			222
Attributable to owners of the partnership
Net income (loss)			(43)
Total compre-hensive income			$ (43)